Summary of Significant Accounting Policies - Business Combinations and Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill impairment loss	$ 0	$ 0	$ 0	$ 0